UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2003
                                                 -------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  ------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ramius Capital Group, LLC
          ------------------------------------------------------
Address:  666 Third Avenue, 26th Floor
          ------------------------------------------------------
          New York, NY  10017
          ------------------------------------------------------

Form 13F File Number:     028-06309
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marran H. Ogilvie
          ------------------------------------------------
Title:    Chief Legal Officer
          ------------------------------------------------
Phone:    212-845-7908
          ------------------------------------------------
Signature, Place, and Date of Signing:

        /S/ Marran H. Ogilvie      New York, NY                  5/14/03
        ---------------------      ------------------------     ---------
           [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               --------------

Form 13F Information Table Entry Total:        105
                                               -------------

Form 13F Information Table Value Total:       $417,141
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                   Form 13F INFORMATION TABLE


              COLUMN 1            COLUMN 2   COLUMN 3    COLUMN 4      COLUMN 5            COLUMN 6    COLUMN 7    COLUMN 8
--------------------------------- ---------- --------    --------   -------------------    ----------  --------    --------
                                  TITLE OF               VALUE      SHRS OR   SH/ PUT/    INVESTMENT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER                  CLASS     CUSIP     (x$1000)    PRN AMT   PRN CALL    DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------- --------- ---------  ---------    -------   --- ------  ----------  --------  ------- ----- ----
3TEC ENERGY CORP                  COM NEW   88575R308       536     34,600    SH            SOLE        N/A     SOLE

ACCLAIM ENTMT                COM PAR $0.02  004325205         4     10,000    SH            SOLE        N/A     SOLE

ACE LTD                           ORD       G0070K103       388     13,400    SH            SOLE        N/A     SOLE

ACTV INC                          COM       00088E104        77    140,800    SH            SOLE        N/A     SOLE

ALLEN TELECOM INC                 COM       018091108       649     60,000    SH            SOLE        N/A     SOLE

AMCOL INTL CORP                   COM       02341W103       566     94,300    SH            SOLE        N/A     SOLE

AOL TIME WARNER INC               COM       00184A105       238     21,887    SH            SOLE        N/A     SOLE

APPLIED MATLS INC                 COM       038222105       310     24,680    SH            SOLE        N/A     SOLE

BEAR STEARNS COS INC              COM       073902108       303      4,615    SH            SOLE        N/A     SOLE

BJS WHOLESALE CLUB INC            COM       05548J106       212     15,000    SH            SOLE        N/A     SOLE

BOEING CO                         COM       097023105       301     12,000    SH            SOLE        N/A     SOLE

BP PLC                            COM       055622104      1476     37,900    SH            SOLE        N/A     SOLE

CANADIAN NATL RAY CO              COM       136375102      2013     43,700    SH            SOLE        N/A     SOLE

CASUAL MALE RETAIL GP INC         COM       148711104        96     31,917    SH            SOLE        N/A     SOLE

CEC ENTMT INC                     COM       125137109      1371     50,000    SH            SOLE        N/A     SOLE

CITIGROUP INC                     COM       172967101      1242     36,061    SH            SOLE        N/A     SOLE

COLORADO MEDTECH INC              COM       19652U104       618    140,100    SH            SOLE        N/A     SOLE

COMVERSE TECHNOLOGY INC      COM PAR $0.10  205862402       824     66,900    SH            SOLE        N/A     SOLE

CORVAS INTL INC                   COM       221005101        56     30,000    SH            SOLE        N/A     SOLE

COSINE COMMUNICATIONS INC         COM NEW   221222607        81     15,000    SH            SOLE        N/A     SOLE

COSTCO WHSL CORP NEW              COM       22160K105       459     15,290    SH            SOLE        N/A     SOLE

CVS CORP                          COM       126650100      1602     66,000    SH            SOLE        N/A     SOLE

DUPONT PHOTOMASKS INC             COM       26613X101      1502     77,800    SH            SOLE        N/A     SOLE

EDISON SCHOOLS INC                CL A      281033100        14     15,000    SH            SOLE        N/A     SOLE

ESCO TECHNOLOGIES INC             COM       296315104      1136     31,000    SH            SOLE        N/A     SOLE

FAB INDS INC                      COM       302747100    248461    259,625    SH            SOLE        N/A     SOLE

FAIRMARKET INC                    COM       305158107     48681    357,195    SH            SOLE        N/A     SOLE

FIRST BELL BANCORP INC            COM       319301107       548     21,000    SH            SOLE        N/A     SOLE

FIRST VA BANKS INC                COM       337477103      1582     38,820    SH            SOLE        N/A     SOLE

FRONTLINE COMMUNICATIONS
  COR                     *W EXP 05/13/200  35921T116         2     50,407    SH            SOLE        N/A     SOLE

FUTUREMEDIA PLC           SPONSORED ADR     360912109         6     68,157    SH            SOLE        N/A     SOLE

GENCORP INC                       COM       368682100      2813    422,600    SH            SOLE        N/A     SOLE

GENERAL ELEC CORP                 COM       369604103     27945     10,948    SH            SOLE        N/A     SOLE

GENERAL MTRS CORP              CL H NEW     370442832       252     22,500    SH            SOLE        N/A     SOLE

GLOBALSANTAFE CORP                SHS       G3930E101       310     15,030    SH            SOLE        N/A     SOLE

GUCCI GROUP N V                COM NY REG   401566104      3841     40,100    SH            SOLE        N/A     SOLE

HEALTHSOUTH CORP                  COM       421924101         4  1,482,000    SH            SOLE        N/A     SOLE

HEMISPHERX BIOPHARMA INC          COM       42366C103       111     77,000    SH            SOLE        N/A     SOLE

HERCULES INC                      COM       427056106        99     10,500    SH            SOLE        N/A     SOLE

HEWLETT PACKARD CO                COM       428236103       322     20,715    SH            SOLE        N/A     SOLE

HIRSCH INTL CORP                  CL A      433550100         9     15,900    SH            SOLE        N/A     SOLE

HOLLY CORP                   COM PAR $0.01  435758305      1570     55,000    SH            SOLE        N/A     SOLE

HOUSEHOLD DIRECT INC              COM       441810108         0    250,000    SH            SOLE        N/A     SOLE

HOUSEHOLD INTL INC                COM       441815107      2222     77,750    SH            SOLE        N/A     SOLE

HSBC HLDGS PLC               SPON ADR NEW   404280406       558     10,450    SH            SOLE        N/A     SOLE

IMAGISTICS INTERNATIONAL INC      COM       45247T104       915     46,800    SH            SOLE        N/A     SOLE

INFINITY PPTY & CAS CORP          COM       45665Q103      2022    103,700    SH            SOLE        N/A     SOLE

INTEGRATED DEVICE TECHNOLOGY      COM       458118106      2372    280,000    SH            SOLE        N/A     SOLE

INTEL CORP                        COM       458140100       179     10,980    SH            SOLE        N/A     SOLE

INTERACTIVE SYS WORLDWIDE IN      COM       45840F105        71     15,399    SH            SOLE        N/A     SOLE

INTERLOTT TECHNOLOGIES INC        COM       458764107       266     30,000    SH            SOLE        N/A     SOLE

INTERNATIONAL BUSINESS MACHS      COM       459200101      1239     15,800    SH            SOLE        N/A     SOLE

INTRAWEST CORPORATION             COM NEW   460915200       738     71,000    SH            SOLE        N/A     SOLE

J P MORGAN CHASE & CO             COM       46625H100       556     23,469    SH            SOLE        N/A     SOLE

JOHNSON & JOHNSON                 COM       478160104       473      8,175    SH            SOLE        N/A     SOLE

KEYNOTE SYS INC                   COM       493308100      5452    582,852    SH            SOLE        N/A     SOLE

KIMBERLY CLARK CORP               COM       494368103       220      4,850    SH            SOLE        N/A     SOLE

KROGER CO                         COM       501044101      1073     75,000    SH            SOLE        N/A     SOLE

LEHMAN BROS HLDGS INC             COM       524908100       825     14,280    SH            SOLE        N/A     SOLE

LIQUID AUDIO INC                  COM       53631T102       443  1,430,800    SH            SOLE        N/A     SOLE

LONE STAR TECHNOLOGIES INC        COM       542312103       524     25,000    SH            SOLE        N/A     SOLE

LUBRIZOL CORP                     COM       549271104      1139     36,400    SH            SOLE        N/A     SOLE

MAGNA INTL INC                    CL A      559222401      1386     24,300    SH            SOLE        N/A     SOLE

MAXWELL SHOE INC                  COM       577766108      1352    121,150    SH            SOLE        N/A     SOLE

MERCK & CO INC                    COM       589331107       623     11,368    SH            SOLE        N/A     SOLE

MERRILL LYNCH & CO INC            COM       590188108       415     11,710    SH            SOLE        N/A     SOLE

MICHAELS STORES INC               COM       594087108      1859     65,000    SH            SOLE        N/A     SOLE

MICRON TECHNOLOGY INC             COM       595112103        97     11,950    SH            SOLE        N/A     SOLE

MIPS TECHNOLOGIES INC             CL B      604567206        30     15,900    SH            SOLE        N/A     SOLE

MOTOROLA INC                      COM       620076109       231     27,995    SH            SOLE        N/A     SOLE

MUELLER INDS INC                  COM       624756102      1294     50,000    SH            SOLE        N/A     SOLE

NEWPARK RES INC          COM PAR $0.01 NEW  651718504       303     66,900    SH            SOLE        N/A     SOLE

NIAGARA CORP                      COM       653349100        44     30,000    SH            SOLE        N/A     SOLE

NUCOR CORP                        COM       670346105      1827     45,000    SH            SOLE        N/A     SOLE

OCEAN ENERGY INC DEL              COM       67481E106      1604     81,000    SH            SOLE        N/A     SOLE

OPLINK COMMUNICATIONS INC         COM       68375Q106        99    100,000    SH            SOLE        N/A     SOLE

OREGON STL MLS INC                COM       686079104       447   200,400     SH            SOLE        N/A     SOLE

PENN VA CORP                      COM       707882106       286     7,500     SH            SOLE        N/A     SOLE

PHARMACIA CORP                    COM       71713U102      1741    38,630     SH            SOLE        N/A     SOLE

PMI GROUP INC                     COM       69344M101      1188    42,000     SH            SOLE        N/A     SOLE

PRESIDENTIAL LIFE CORP            COM       740884101      1322   210,146     SH            SOLE        N/A     SOLE

PRINTCAFE SOFTWARE INC           COM       742562101        270    105,250    SH            SOLE        N/A     SOLE

QUANEX CORP                      COM       747620102       1037     31,400    SH            SOLE        N/A     SOLE

QUINTILES TRANSNATIONAL CORP     COM       748767100       2082    150,316    SH            SOLE        N/A     SOLE

REGISTER COM INC                 COM       75914G101       8129  1,494,255    SH            SOLE        N/A     SOLE

DONNELLEY RR & SONS CO           COM       257867101        962     50,000    SH            SOLE        N/A     SOLE

SCIENTIFIC GAMES CORP            CL A      80874P109       2961    561,050    SH            SOLE        N/A     SOLE

SCIOS CORP                       COM       808905103       3368     75,000    SH            SOLE        N/A     SOLE

SKYLINE CORP                     COM       830830105       1469     53,067    SH            SOLE        N/A     SOLE

STANDEX INTL CORP                COM       854231107        769     40,350    SH            SOLE        N/A     SOLE

STERLING BANCORP                 COM       859158107        644     26,132    SH            SOLE        N/A     SOLE

SUN HEALTHCARE GROUP             COM       866933401         30    229,763    SH            SOLE        N/A     SOLE

TAUBMAN CTRS INC                 COM       876664103       1332     75,000    SH            SOLE        N/A     SOLE

TERADYNE INC                     COM       880770102        157     13,500    SH            SOLE        N/A     SOLE

TEXAS INSTRS INC                 COM       882508104        381     23,250    SH            SOLE        N/A     SOLE

TITAN CORP                       COM       888266103        458     62,789    SH            SOLE        N/A     SOLE

TRANSOCEAN INC                   ORD       G90078109        756     36,989    SH            SOLE        N/A     SOLE

TRUST CO NJ JERSEY CITY          COM       898304100        874     32,000    SH            SOLE        N/A     SOLE

VANS INC                         COM       921930103        180     41,634    SH            SOLE        N/A     SOLE

VION PHARMACEUTICALS INC         COM       927624106          8     23,700    SH            SOLE        N/A     SOLE

DISNEY WALT CO                COM DISNEY   254687106        333     19,592    SH            SOLE        N/A     SOLE

WARNACO GROUP INC                CL A NEW  934390402          0     32,191    SH            SOLE        N/A     SOLE

WHITMAN ED GROUP INC             COM       966524100        845     60,000    SH            SOLE        N/A     SOLE

WJ COMMUNICATIONS INC            COM       929284107         18     30,000    SH            SOLE        N/A     SOLE

WYNDHAM INTL INC                 CL A      983101106         13     63,165    SH            SOLE        N/A     SOLE

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